Basis of Presentation - Schedule of Change in Accounting Estimate (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Decrease to Revenue	$ (747)	$ (470)	$ (965)	$ (782)	$ (1,706)	$ (2,335)	$ (379)
Increase to Loss from operations	$ (1,334)	$ (830)	$ (1,700)	$ (1,348)	$ (2,943)	$ (5,253)	$ (880)
Increase to Diluted loss per share (in dollars per share)	$ (2.06)	$ (0.51)	$ (2.62)	$ (1.43)	$ (5.43)	$ (8.88)	$ (1.28)